Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Components of Property, Plant and Equipment
Property, plant and equipment consisted of the following:

	December 31,
	2016	2015
Buildings	$16,929	$11,403
Mining property and mine development	113,169	98,689
Plant and equipment	331,165	244,910
Rail and rail equipment	56,369	40,734
Transload facilities and equipment	78,105	62,557
Construction-in-progress	1,695	102,464
Property, plant and equipment	597,432	560,757
Less: Accumulated depreciation and depletion	(55,739)	(42,609)
Property, plant and equipment, net	$541,693	$518,148